Property, Equipment and Software, net	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, net
Note 10 — Property, Equipment and Software, net
Property, equipment and software, net consists of the following (in thousands):

	Useful Life (Years)	December 31,
		2024	2023
Furniture and fixtures	5	$138	$128
Computer equipment	3	20	20
Leasehold improvements	15	43	36
Capitalized software	3	702	702
Property, equipment and software, gross		903	886
Less: accumulated depreciation and amortization		(562)	(287)
Total property, equipment and software, net		$341	$599
The following table summarizes depreciation and amortization expense related to property, equipment and software by line item for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Cost of revenues	$167	$218
General and administrative	108	35
Total depreciation and amortization	$275	$253
Note 10 — Property, Equipment and Software, net
Property, equipment and software, net consists of the following (in thousands):

	Useful Life (Years)	September 30, 2025	December 31, 2024
Furniture and fixtures	5	$153	$138
Computer equipment	3	20	20
Leasehold improvements	15	66	43
Capitalized software	3	702	702
Property, equipment and software, gross		941	903
Less: accumulated depreciation and amortization		(777)	(562)
Total property, equipment and software, net		$164	$341
The following table summarizes depreciation and amortization expense related to property, equipment and software by line item for the three and nine months ended September 30, 2025 and 2024 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of revenue	$41	$41	$125	$125
General and administrative	29	26	90	80
Total depreciation and amortization	$70	$67	$215	$205